Expense Example	Jan. 28, 2026 USD ($)
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Servicing Class | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	680
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Class N | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,064
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Class S | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,216
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Servicing Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,466